BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited financial statements have been prepared by Command Center, Inc. (the Company, us, we, or our) in accordance with accounting principles generally accepted in the United States of America for interim financial reporting, as well as the instructions to Form 10-Q. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles may have been condensed or omitted. In the opinion of our management, all adjustments, consisting of only normal recurring accruals, necessary for a fair presentation of the financial position, results of operations and cash flows for the fiscal periods presented have been included.

Interim results are not necessarily indicative of the results that may be expected for the fiscal year ending December 30, 2011. The information included in this 10-Q should be read in conjunction with the audited financial statements and notes to the financial statements included in our Annual Report filed on Form 10-K for the year ended December 31, 2010.

Reclassifications:   Certain financial statement amounts for the prior period have been reclassified to conform to the current period presentation. These reclassifications had no effect on the net loss or accumulated deficit as previously reported.

Restricted Cash:  We maintained a cash balance that was held on deposit as a requirement of a creditor.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of our financial statements. Actual results could differ from these estimates and assumptions and could have a material effect on the reported amounts of our financial position and results of operations.